Preferred and Common Stock - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Series D Preferred Stock
Series D preferred Stock, Redemption terms	Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder’s option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.